SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Note 19 — SUBSEQUENT EVENTS

The Company has performed an evaluation of subsequent events through to the date consolidated financial statements were issued, and determined that no other events that would have required adjustment or disclosure in the consolidated financial statements except for the events mentioned below:

On January 9, 2025, Chengdu Meirusi Technology Co., Ltd. and Sichuan Kunyuan Safety Technology Services Co., Ltd., two independent parties, fulfilled the obligations under the equity transfer agreement signed on December 24, 2024. Thereupon Sichuan Kunyuan Safety Technology Services Co., Ltd. became a subsidiary of the Company as of January 9, 2025.

on January 26, 2025, Chengdu Meirusi Technology Co., Ltd. and Sichuan Jiazhi Taizhang Safety Technology Co., Ltd., two independent parties, fulfilled the obligations under the equity transfer agreement signed on December 24, 2024. Thereupon Sichuan Jiazhi Taizhang Safety Technology Co., Ltd. became a subsidiary of the Company as of January 26, 2025.

On March 4, 2025, the Company obtained eight copyright registration certificates.